UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     January 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $1,007,906 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107    14520  1500000 SH       SOLE                  1500000        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100    47752   800000 SH       SOLE                   800000        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     5602   250000 SH       SOLE                   250000        0        0
BANK OF AMERICA CORPORATION    UNIT 99/99/9999  060505419    70124  4700000 SH       SOLE                  4700000        0        0
BARCLAYS PLC                   ADR              06738E204     4400   250000 SH       SOLE                   250000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109    13607  5578800 SH       SOLE                  5578800        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    38730  1500000 SH       SOLE                  1500000        0        0
CAPITALSOURCE INC              COM              14055X102     9330  2350000 SH       SOLE                  2350000        0        0
CIT GROUP INC                  COM NEW          125581801    48318  1750000 SH       SOLE                  1750000        0        0
CITIGROUP INC                  COM              172967101    82750 25000000 SH       SOLE                 25000000        0        0
COINSTAR INC                   COM              19259P300    23613   850000 SH       SOLE                   850000        0        0
DANA HOLDING CORP              COM              235825205    17344  1600000 SH       SOLE                  1600000        0        0
DEPOMED INC                    COM              249908104    22746  6790000 SH       SOLE                  6790000        0        0
DIRECTV                        COM CL A         25490A101    23345   700000 SH       SOLE                   700000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202     3137   206000 SH       SOLE                   206000        0        0
ENERGY PARTNERS LTD            COM NEW          29270U303    28258  3305000 SH       SOLE                  3305000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     7785   330000 SH       SOLE                   330000        0        0
HEALTH NET INC                 COM              42222G108    69870  3000000 SH       SOLE                  3000000        0        0
HEWLETT PACKARD CO             COM              428236103    15453   300000 SH       SOLE                   300000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    15922   345000 SH       SOLE                   345000        0        0
LIFE PARTNERS HOLDINGS INC     COM              53215T106     5295   250000 SH       SOLE                   250000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     4356  2007378 SH       SOLE                  2007378        0        0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106    43700  1000000 SH       SOLE                  1000000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    33761  6890000 SH       SOLE                  6890000        0        0
PAIN THERAPEUTICS INC          COM              69562K100     5360  1000000 SH       SOLE                  1000000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    15000   400000 SH       SOLE                   400000        0        0
PEPSIAMERICAS INC              COM              71343P200    14630   500000 SH       SOLE                   500000        0        0
PHH CORP                       COM NEW          693320202    78617  4880000 SH       SOLE                  4880000        0        0
PHOENIX COS INC NEW            COM              71902E109    19388  6974000 SH       SOLE                  6974000        0        0
POPULAR INC                    COM              733174106    22600 10000000 SH       SOLE                 10000000        0        0
TCW STRATEGIC INCOME FUND IN   COM              872340104     2185   500000 SH       SOLE                   500000        0        0
TRANSDIGM GROUP INC            COM              893641100    85482  1800000 SH       SOLE                  1800000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      187  1875000 SH       SOLE                  1875000        0        0
WELLPOINT INC                  COM              94973V107    64119  1100000 SH       SOLE                  1100000        0        0
XEROX CORP                     COM              984121103    33840  4000000 SH       SOLE                  4000000        0        0
YAHOO INC                      COM              984332106    16780  1000000 SH       SOLE                  1000000        0        0